Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (50,459)
NIBOR | 4.35% Margin
Derivative [Line Items]
Principal Amount	$ 150,000	kr 900,000,000
Margin (as a percent)	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of Asset (Liability)	$ (41,664)
Weighted- Average Remaining Term (Years)	8 months 12 days
NIBOR | 3.70% Margin
Derivative [Line Items]
Principal Amount	$ 134,000	kr 1,000,000,000
Margin (as a percent)	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset (Liability)	$ (12,553)
Weighted- Average Remaining Term (Years)	2 years 4 months 24 days
NIBOR | 6.00% Margin
Derivative [Line Items]
Principal Amount	$ 146,500	kr 1,200,000,000
Margin (as a percent)	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability)	$ 3,758
Weighted- Average Remaining Term (Years)	3 years 9 months 18 days